Earnings per share - Additional information (Detail) - shares	3 Months Ended		6 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Earnings Per Share [Abstract]
Antidilutive stock options and other stock-based compensation plans to purchase or deliver	15,496,600	99,204,100	15,496,600	99,204,100